Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Basis of Presentation

Basis of Presentation

The Business Combination is accounted for as a reverse recapitalization as the pre-combination Velodyne was determined to be the accounting acquirer under Financial Accounting Standards Board (FASB)’s Accounting Standards Codification Topic 805, Business Combinations (ASC 805). The determination is primarily based on the evaluation of the following facts and circumstances:

●	the equity holders of the pre-combination Velodyne hold the majority of voting rights in the Company;
●	the board of directors of the pre-combination Velodyne represent majority of the board of directors of the Company;
●	the senior management of the pre-combination Velodyne became the senior management of the Company; and
●	the operations of the pre-combination Velodyne comprise the ongoing operations of the Company.

In connection with the Business Combination, outstanding capital stock of the pre-combination Velodyne was converted into common stock of the Company, par value $0.0001 per share, representing a recapitalization, and the net assets of the Company were acquired at historical cost, with no goodwill or intangible assets recorded. The pre-combination Velodyne was deemed to be the predecessor of the Company, and the consolidated assets and liabilities and results of operations prior to the Closing Date are those of the pre-combination Velodyne. The shares and corresponding capital amounts and net loss per share available to common stockholders, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the Merger Agreement. The number of shares of preferred stock was also retroactively restated in shares reflecting the exchange ratio, and the carrying amounts of preferred stock are based on the fair value of its redemption amount on each reporting date. All preferred stock was converted into shares of the Company’s common stock on the Closing Date. Refer to Note 9, Stockholders’ Equity, and Note 11, Net Loss Per Share, for further discussion of the recapitalization and share adjustments.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the JOBS Act), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has opted to take advantage of such extended transition period available to emerging growth companies which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Going Concern

Going Concern

As of June 30, 2020, the Company had approximately $383,000 outside of the Trust Account, approximately $2.7 million of investment income available in the Trust Account to pay for franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses), and a working capital deficit of approximately $96,000 (excluding tax obligations).

Through June 30, 2020, the Company’s liquidity needs have been satisfied through receipt of a $25,000 capital contribution from the Sponsor in exchange for the issuance of the Founder Shares (Note 5) to the Sponsor, $130,100 in loans and advances from the Sponsor and officer, the net proceeds from the consummation of the Private Placement not held in the Trust Account, and investment income released from Trust Account of approximately $1.6 million since inception for tax obligations. The Company repaid the loans and the advances to the Sponsor and officer in full on October 18, 2018.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide Working Capital Loans (as defined in Note 5) to the Company. To date, the Company has no borrowings under the Working Capital Loans; however, we expect that our sponsor will loan us funds for payment of items related to the Proposed Business Combination, such as the HSR Act review fee, as described above.

On January 30, 2020, the World Health Organization ("WHO") announced a global health emergency because of a new strain of coronavirus (the "COVID-19 outbreak"). In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally. The full impact of the COVID-19 outbreak continues to evolve. The impact of the COVID-19 outbreak on the Company’s results of operations, financial position and cash flows will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of the COVID-19 outbreak on the financial markets and the overall economy are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Company’s results of operations, financial position and cash flows may be materially adversely affected.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the mandatory liquidation and subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after October 31, 2020.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include standalone selling price (SSP) for each distinct performance obligation in its customer contracts, total estimated future patents and their corresponding estimated development costs, total estimated costs and related progress towards complete satisfaction of performance obligation in certain services arrangements, allowances for doubtful accounts, inventory reserves, warranty reserves, valuation allowance for deferred tax assets, stock-based compensation, useful lives of property, plant, and equipment and intangible assets, income tax uncertainties, and other loss contingencies. The Company bases its estimates on historical experience and also on assumptions that it believes are reasonable. Actual results could differ from those estimates, and such differences could be material to the Company’s consolidated financial condition and results of operations.

Net Income (Loss) Per Common Share

Basic net income (loss) per share is computed based on the weighted average number of shares of common stock outstanding during the period. Diluted net income (loss) per share is computed based on the weighted average number of common shares outstanding plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. During the periods when there is a net loss, potentially dilutive common stock equivalents have been excluded from the calculation of diluted net loss per share as their effect is anti-dilutive.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Concentration of Credit Risk

Concentration of Risk

Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, and accounts receivable. The Company maintains its cash and cash equivalents, and short-term investments with high-quality financial institutes with investment-grade ratings. A majority of the cash balances are with U.S. banks and are insured to the extent defined by the Federal Deposit Insurance Corporation.

The Company’s accounts receivable are derived from customers located both inside and outside the U.S. The Company mitigates its credit risks by performing ongoing credit evaluations of its customers’ financial conditions and requires customer advance payments in certain circumstances. The Company does not require collateral.

The Company’s concentration of risk related to accounts receivable and accounts payable was as follows:

	December 31,
	2020	2019
Number of customers accounted for 10% or more of accounts receivable	3	3
Number of vendors accounted for 10% or more of accounts payable	3	2

Two customers accounted for 47% of the Company’s accounts receivable as of December 31, 2020. One vendor accounted for 34% and 36% of accounts payable as of December 31, 2020 and December 31, 2019.

Fair Value of Financial Instruments

The Company categorizes assets and liabilities recorded at fair value on the consolidated balance sheet based on the level of judgment associated with inputs used to measure their fair value. For assets and liabilities measured at fair value, fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value, the Company considers the principal or most advantageous market in which the Company would transact, and the Company considers assumptions that market participants would use when pricing the asset or liability.

The three levels of inputs that may be used to measure fair value are:

●	Level 1 — Quoted prices in active markets for identical assets or liabilities.
●	Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets and liabilities in active markets or quoted prices in less active market. All significant inputs used in the valuations are observable or can be directly or indirectly through market corroboration, for substantially the full term of the assets or liabilities.
●	Level 3 — Unobservable inputs are based on assumptions used to measure assets and liabilities at fair value. The inputs require significant management judgment or estimation. The Company monitors and review the inputs to ensure the fair value measurements are reasonable and consistent with market experience in similar asset classes.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 removes the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 fair value measurement methodologies, the policy for timing of transfers between levels and the valuation processes for Level 3 fair value measurements. It adds a requirement to disclose changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level 3 measurements. The Company adopted the new standard effective January 1, 2020, and there was no material impact on its consolidated financial statements.

GRAF INDUSTRIAL CORP.
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP. In the opinion of management, the unaudited condensed consolidated financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the periods presented. Operating results for the six months ended June 30, 2020 are not necessarily indicative of the results that may be expected for the year ended December 31, 2020, or any future period. These unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements contained in the Company’s Annual Report on Form 10-K filed with the SEC on March 10, 2020.

Basis of Presentation

The accompanying financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Proposed Business Combination

Proposed Business Combination

Merger Agreement

On July 2, 2020, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement") with VL Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of the Company ("Merger Sub"), and Velodyne Lidar, Inc., (“Velodyne”).

Pursuant to the terms of the Merger Agreement, the Company will acquire Velodyne through the merger of Merger Sub with and into Velodyne, with Velodyne surviving the merger (the "Merger"). At the effective time of the Merger (the "Effective Time"), each share of Velodyne common stock, par value $0.0001 per share ("Velodyne common stock"), series A preferred stock, par value $0.0001 per share, series B preferred stock, par value $0.0001 per share, and series B-1 preferred stock, par value $0.0001 per share, (collectively, the "Velodyne capital stock") will be converted into the right to receive shares of common stock, par value $0.0001 per share, of the Company (the "Common Stock") in an aggregate amount which shall not exceed, taken together with any shares issuable in respect of vested equity awards of Velodyne, 143,575,763 shares of Common Stock. In addition, at the Effective Time, each outstanding and unsettled restricted stock unit in respect of shares of Velodyne common stock, option to purchase Velodyne common stock and unvested restricted share of Velodyne common stock will be rolled over into restricted stock units, options, or restricted shares, respectively, of Common Stock in accordance with the terms of the Merger Agreement. Prior to the closing of the Business Combination (the "Closing"), Velodyne intends to enter into agreements with certain of its shareholders pursuant to which, contemporaneously with the Closing, it will repurchase and cancel shares of Velodyne capital stock from such shareholders in exchange for an aggregate amount of cash not to exceed $50,000,000, to be paid by the Company following the Closing. The Company and Velodyne expect to offer such holders the option to receive, in lieu of cash, additional shares of common stock valued at $10.25 per share, or up to an additional 4,878,048 shares of common stock if all Velodyne equity holders elect to receive shares. Upon the closing of the Business Combination (the “Closing”), the former Velodyne equity holders are expected to hold, in the aggregate, approximately 83.4% of the issued and outstanding shares of common stock, assuming $50,000,000 of cash is used to repurchase Velodyne shares.

Under the Merger Agreement, certain Velodyne equity holders will also be entitled to receive, in the aggregate, up to an additional 2,000,000 shares of common stock (including in the form of awards of restricted stock units settleable in shares of common stock) if the closing trading price of our common stock was greater than or equal to $15.00 for any 20 trading days within any 30 trading-day period, commencing on the date of the Merger Agreement and ending on the date that is six months after the Closing (“Earnout Trading Price”). Because the Earnout Trading Price was met on July 30, 2020, Velodyne equity holders will be entitled to receive such additional shares upon the Closing. In addition, Graf Acquisition LLC (our “Sponsor”) will retain 2,507,000 founder shares that were initially purchased by the Sponsor in a private placement prior to our IPO (the “Founder Shares”), including 275,000 "Earnout Founder Shares" that vested upon the achievement of the Earnout Trading Price on July 30, 2020, as described above.

Pursuant to the terms of the Merger Agreement, the Company is required to use commercially reasonable efforts to cause the Common Stock to be issued in connection with the transactions contemplated by the Merger Agreement (the "Transactions") to be approved for listing prior to the Closing. Following the Closing, the Company agreed to comply with the terms of any registration rights agreements by which Velodyne is bound in favor of Velodyne’s stockholders, treating shares of Common Stock to be held by such stockholders as registrable securities under such agreements.

The consummation of the Merger is subject to the receipt of the requisite approval of the stockholders of each of the Company and Velodyne (such approvals, the "the Company stockholder approval" and the "Velodyne stockholder approval", respectively) and the fulfillment of certain other conditions.

The consummation of the Merger is conditioned upon, among other things, (i) the expiration or termination of the waiting period under the Hart-Scott-Rodino Act (the "HSR Act"), (ii) the absence of any governmental order, statute, rule or regulation enjoining or prohibiting the consummation of the Merger, (iii) receipt of Graf stockholder approval, (iv) receipt of Velodyne stockholder approval, (v) the approval of the Extension (as defined in the Merger Agreement) and the other matters presented for Graf. On July 23, 2020, the Graf ‘s shareholders approved the Extension. On August 4, 2020, the Company received notice that the Federal Trade Commission granted early termination of the waiting period under the HSR Act with respect to the transactions contemplated by the Merger Agreement.

The obligations of Graf to consummate the Merger are also conditioned upon, among other things, customary closing conditions and the entering into employment agreements with certain officers of Velodyne on terms and conditions reasonably satisfactory to Graf (but no less favorable to such employees than their current employment arrangements).

The obligations of Velodyne to consummate the Merger also are conditioned upon, among other things, (i) customary closing conditions, (ii) the amendment and restatement of Graf ‘s certificate of incorporation in substantially the form attached to the Merger Agreement and (iii) evidence that, immediately after the Closing, the funds in the Trust Account (as defined in the Merger Agreement), together with the funding of any amounts payable under the Subscription Agreements (as defined in the Merger Agreement), will be no less than an aggregate amount of $200,000,000.

Support Agreement

In connection with the execution of the Merger Agreement, the Company, Merger Sub and David Hall entered into a support agreement (the "Support Agreement"), providing, among other things, that at any meeting of the Velodyne stockholders and in connection with any written consent of the Velodyne stockholders, Mr. Hall will vote all of the outstanding shares of Velodyne common stock held by Mr. Hall or with respect to which Mr. Hall has the right to vote by proxy (or will execute and deliver a written consent with respect to such shares) in favor of the Merger and the adoption of the Merger Agreement, regardless of whether the Merger is no longer recommended by the Velodyne board of directors in accordance with the Merger Agreement. The shares of Velodyne common stock that are owned by Mr. Hall or with respect to which Mr. Hall has the right to vote by proxy, all of which are subject to the Support Agreement, represent a majority of the outstanding voting power of Velodyne. In addition, the Support Agreement prohibits Mr. Hall from engaging in activities that have the effect of soliciting an Acquisition Proposal (as defined in the Merger Agreement).

Sponsor Agreement

In connection with the execution of the Merger Agreement, Graf Acquisition LLC ("Sponsor") entered into a sponsor agreement (the "Sponsor Agreement") with the Company and Velodyne, pursuant to which, among other things, the Sponsor agreed to vote all Founder Shares (as defined in the Sponsor Agreement) beneficially owned by the Sponsor in favor of each of the proposals at the Company special stockholder meeting to be presented for the Company stockholder approval.

The Sponsor Agreement amends and restates, with respect to the Sponsor, the Sponsor’s existing letter agreement, dated October 15, 2018 (the "existing sponsor agreement"), but will automatically revert to the existing sponsor agreement if the Merger Agreement is validly terminated.

Pursuant to the Sponsor Agreement, the Sponsor will forfeit 3,519,128 Founder Shares and all of the Private Placement Warrants (as defined in the Sponsor Agreement), in each case for no consideration, immediately prior to (but conditioned and effective upon) completion of the Merger. Following completion of the Merger, the Sponsor will retain 2,507,000 Founder Shares, 275,000 of which shall be Earnout Founder Shares (as defined in the Sponsor Agreement). The Sponsor Agreement also provides that all Earnout Founder Shares shall be subject to the Earnout Trading Price performance vesting condition, and accordingly the Earnout Founder Shares vested upon the achievement of the Earnout Trading Price on July 30, 2020, as described above.

The Sponsor Agreement provides that the Sponsor will not redeem any Founder Shares in connection with the Merger. The Sponsor has also agreed, subject to certain exceptions, not to transfer any Founder Shares or any Private Placement Warrants (as defined in the Sponsor Agreement) (or any shares of Common Stock issuable upon exercise thereof) until the earlier of (A) one year after the completion of the Merger and (B) subsequent to the Merger, either (i) the achievement of a $12.00 Stock Price Level (provided that the applicable thirty (30) day trading day period commences at least 150 days after the Merger) or (ii) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of Common Stock for cash, securities or other property (the "Lock-up Period").

The applicable "Stock Price Level" will be considered achieved only when the closing price of Common Stock is greater than or equal to the applicable threshold for any twenty (20) trading days within any thirty (30) trading day period. The Stock Price Levels will be equitably adjusted for any stock dividend, subdivision, reclassification, recapitalization, split, combination or exchange of shares, or any similar event affecting the Common Stock after the date of the Merger Agreement.

The Sponsor Agreement shall terminate on the expiration of the Lock-up Period; provided, however, that if the Merger Agreement is validly terminated, the Sponsor Agreement shall automatically terminate and be of no force and effect and, with respect to the Sponsor, shall revert to the existing sponsor agreement.

Subscription Agreements

In connection with the execution of the Merger Agreement, the Company entered into subscription agreements (the "Subscription Agreements"), each dated as of July 2, 2020, with certain institutional investors, including the Sponsor (the "Investors"), pursuant to which, among other things, the Company agreed to issue and sell, in private placements to close immediately prior to the closing of the Business Combination, an aggregate of 15,000,000 shares of Common Stock at $10.00 per share to the Investors (including 950,000 shares to the Sponsor), for an aggregate purchase price of $150,000,000. The Sponsor owns approximately 34.3% of the outstanding shares of Common Stock and certain members of the Company’s management are members of the Sponsor. The obligations to consummate the subscriptions are conditioned upon, among other things, there being at least $50,000,000 remaining in the Company’s trust account on the Closing Date after taking into account redemptions by the Company’s public stockholders (if any) and certain customary closing conditions and the consummation of the transactions contemplated by the Merger Agreement.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Common Stock Subject to Possible Redemption

Common Stock Subject to Possible Redemption

As discussed in Note 1, all of the 17,549,365 Public Shares may be redeemed under certain circumstances. Redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity, excluding ordinary liquidation events, which involve the redemption and liquidation of all of the company’s equity instruments. Although the Company did not specify a maximum redemption threshold, the Second Amended and Restated Certificate of Incorporation provides that in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets (stockholders’ equity) to be less than $5,000,001.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of the security at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock shall be affected by charges against additional paid-in capital. Accordingly, at June 30, 2020 and December 31, 2019, 11,202,651 and 21,182,947 Public Shares were classified outside of permanent equity, respectively.

Common Stock Subject to Possible Redemption

As discussed in Note 1, all of the 24,376,512 Public Shares may be redeemed under certain circumstances. Redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity, excluding ordinary liquidation events, which involve the redemption and liquidation of all of the company’s equity instruments. Although the Company did not specify a maximum redemption threshold, the Second Amended and Restated Certificate of Incorporation provides that in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets (stockholders’ equity) to be less than $5,000,001.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of the security at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock shall be affected by charges against additional paid-in capital. Accordingly, at December 31, 2019 and 2018, 21,182,947 and 22,576,796 Public Shares were classified outside of permanent equity, respectively.

Net Income (Loss) Per Common Share

Net Income (Loss) Per Common Share

Net income (loss) per share is computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the periods. The Company has not considered the effect of the warrants sold in the Initial Public Offering (including the consummation of the Over-allotment) (the “Public Warrants”) and Private Placement to purchase an aggregate of 28,895,338 shares of the Company’s common stock in the calculation of diluted income per share, because their inclusion would be anti-dilutive under the treasury stock method.

The Company’s unaudited condensed consolidated statements of operations include a presentation of loss per share for common stock subject to redemption in a manner similar to the two-class method of income per share. Net income per share, basic and diluted for Public Shares for three months ended June 30, 2020 and 2019 are calculated by dividing the investment income earned on the Trust Account of approximately $73,000 and approximately $1.5 million, net of applicable taxes and funds available to be withdrawn from the Trust Account of approximately $55,000 and approximately $369,000, resulting in a total of approximately $18,000 and approximately $1.1 million, respectively, by the weighted average number of Public Shares outstanding for the periods. Net loss per share, basic and diluted for Founder Shares (as defined in Note 5) for the three months ended June 30, 2020 and 2019 are calculated by dividing the net loss of approximately $418,000 and net income of approximately $355,000, respectively, less income attributable to Public Shares of approximately $18,000 and approximately $1.1 million, resulted to a net loss of approximately $436,000 and approximately $747,000, respectively, by the weighted average number of Founder Shares outstanding for the periods.

Net income per share, basic and diluted for Public Shares for six months ended June 30, 2020 and 2019 are calculated by dividing the investment income earned on the Trust Account of approximately $846,000 and approximately $2.9 million, net of applicable taxes and funds available to be withdrawn from the Trust Account of approximately $257,000 and approximately $612,000, resulting in a total of approximately $589,000 and approximately $2.3 million, respectively, by the weighted average number of Public Shares outstanding for the periods. Net loss per share, basic and diluted for Founder Shares (as defined in Note 5) for the six months ended June 30, 2020 and 2019 are calculated by dividing the net loss of approximately $3.0 million and approximately $1.4 million, respectively, less income attributable to Public Shares of approximately $589,000 and approximately $2.3 million, resulted to a net loss of approximately $3.6 million and approximately $3.7 million, respectively, by the weighted average number of Founder Shares outstanding for the periods.

Net Income (Loss) Per Common Share

Net income (loss) per share is computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the periods. The Company has not considered the effect of the warrants sold in the Initial Public Offering (including the consummation of the Over-allotment) (the "Public Warrants") and Private Placement to purchase an aggregate of 19,263,558 shares of the Company’s common stock in the calculation of diluted income per share, because their inclusion would be anti-dilutive under the treasury stock method.

The Company’s statements of operations include a presentation of loss per share for common stock subject to redemption in a manner similar to the two class method of income per share. Net income per share, basic and diluted for Public Shares for the year ended December 31, 2019 and for the period from June 26, 2018 (inception) through December 31, 2018 are calculated by dividing the investment income earned on the Trust Account of $5,239,790 and $1,125,181, respectively, net of applicable taxes and funds available to be withdrawn from the Trust Account of $1,179,632 and $317,669, resulting in a total of $4,060,158 and $807,512, respectively, by the weighted average number of Public Shares outstanding for the periods.

Net loss per share, basic and diluted for Founder Shares (as defined in Note 5) for the year ended December 31, 2019 and for the period from June 26, 2018 (inception) through December 31, 2018 are calculated by dividing the net income, less income attributable to Public Shares, respectively, by the weighted average number of Founder Shares outstanding for the periods. The net income, less income attributable to Public Shares, are calculated by adding the change in fair value of the warrant liability of $17,365,901 and $3,448,173, respectively and general and administration expenses of $717,537 and $282,893, respectively, less franchise tax expenses of $100,350 and $103,013, respectively which resulted in a net loss of $17,983,088 and a net income of $3,268,294, respectively for the year ended December 31, 2019 and for the period from June 26, 2018 (inception) through December 31, 2018.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of June 30, 2020 and December 31, 2019. The Company is currently not aware of any issues under review that could result in significant payments, accruals or materisal deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Income Taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2019 and 2018. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist principally of cash and investments held in Trust Account. Cash is maintained in accounts with financial institutions, which, at times may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on its cash accounts and management believes, based upon the quality of the financial institutions, that the credit risk with regard to these deposits is not significant. The Company’s investments held in Trust Account consists entirely of U.S government securities with an original maturity of 180 days or less or investments in a money market funds that comprise only U.S. treasury securities.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist principally of cash and investments held in Trust Account. Cash is maintained in accounts with financial institutions, which, at times may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on its cash accounts and management believes, based upon the quality of the financial institutions, that the credit risk with regard to these deposits is not significant. The Company’s investments held in Trust Account consists entirely of U.S government securities with an original maturity of 180 days or less.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

As of June 30, 2020 and December 31, 2019, the carrying values of cash, accounts payable, accrued expenses, franchise tax payable and income tax payable approximate their fair values due to the short-term nature of the instruments. The Company’s investments held in Trust Account are comprised of investments in U.S. Treasury securities with an original maturity of 180 days or less or investments in a money market funds that comprise only

U.S. treasury securities and are recognized at fair value. The fair value of investments held in Trust Account is determined using quoted prices in active markets.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

As of December 31, 2019 and 2018, the carrying values of cash, accounts payable, accrued expenses, franchise tax payable and income tax payable approximate their fair values due to the short-term nature of the instruments. The Company’s investments held in Trust Account are comprised of investments in U.S. Treasury securities with an original maturity of 180 days or less and are recognized at fair value. The fair value of investments held in Trust Account is determined using quoted prices in active markets. The warrant liability is recognized at fair value.

Warrant Liability

Warrant Liability

The Company accounts for certain common stock warrants outstanding as a liability at fair value and adjusts the instruments to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until 15 months from the closing of the Initial Public Offering (or January 18, 2020) under the Warrant Adjustment Provision (Note 7), and any change in fair value is recognized in the Company’s statements of operations. The fair value of the warrant liability is a Level 3 measurement and is estimated using a binomial Monte-Carlo options pricing model, at each measurement date. On January 18, 2020, the Warrant Adjustment Provision came into effect, and the warrants were no longer classified as a liability and were reclassified to equity.

Warrant Liability

The Company accounts for certain common stock warrants outstanding as a liability at fair value and adjusts the instruments to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until 15 months from the closing of the Initial Public Offering (or January 18, 2020), and any change in fair value is recognized in the Company’s statements of operations. The fair value of the warrant liability is a Level 3 measurement and is estimated using a binomial Monte-Carlo options pricing model, at each measurement date.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2019, the FASB issued ASU No. 2019-12, "Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes" ("ASU 2019-12"), which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company is currently evaluating the impact of this standard on its financial statements and related disclosures.

Management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s unaudited condensed consolidated financial statements.

Recent Accounting Pronouncements

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes” (“ASU 2019-12”), which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company is currently evaluating the impact of this standard on its financial statements and related disclosures.

Management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s unaudited condensed financial statements.